Taxes on Income (Details) - Schedule of Tax Rate Applicable to Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Tax Rate Applicable To Income [Abstract]
Loss before taxes	$ (1,866)	$ (2,901)	$ (2,347)
Sweden corporate tax rate	20.60%	20.60%	20.60%
Theoretical tax benefit	$ (384)	$ (598)	$ (484)
Effect of different tax rates in foreign subsidiaries	(30)	65	(18)
for which deferred taxes were not created	414	533	502
Taxes on income for the reported year